CalculationOfImpairmentsDetails (Details) $ in Millions	Dec. 31, 2018 USD ($)
Mponeng CGU
DisclosureOfInformationForIndividualAssetOrCashgeneratingUnitLineItem [Line Items]
Carrying value	$ 533
Value in use	547
Kibali CGU
DisclosureOfInformationForIndividualAssetOrCashgeneratingUnitLineItem [Line Items]
Carrying value	1,439
Value in use	$ 1,484